Stock-based Compensation (Narrative) (Details) - $ / shares				9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jul. 08, 2025	Apr. 17, 2025	Dec. 31, 2025	Mar. 31, 2025
Restricted share units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted				8,326,900	6,050,000
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	2,720,900	2,809,000	2,797,000
RSU granted fair value per share	$ 7.3	$ 3.03	$ 2.05
Share-based payment, award vesting terms	vesting on October 31, 2026	vesting on July 8, 2026
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member] | Vesting one [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment, award vesting terms			2,597,000 vest over a twelve month period
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member] | Vesting two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment, award vesting terms			200,000 RSU vest over a three year period
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option plan, maximum term				10 years
Share-based payment , stock options remaining weighted-average vesting period				12 months